UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:  September 30, 2002

Check here if Amendment [ ];  Amendment Number
This amendment (check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Thomas H. Lee
Address:      c/o Thomas H. Lee Partners, L.P.
              75 State Street
              Boston, MA 02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                Charles Holden
Title:               Director of Finance
Phone:               (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 10th day of October, 2002.

Thomas H. Lee
(Name of Institutional Manager)

/s/Charles Holden
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers              0

Form 13F Information Table Entry Total         4

Form 13F Information Table Value Total         $793,737,685

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
1.                                                                  6.
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2.                                                                  7.
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3.                                                                  8.
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4.                                                                  9.
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5.                                                                  10.
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

        Item 1           Item 2         Item 3            Item 4           Item 5
        ------           ------         ------            ------           ------

                                                                          Shares of
        Name of         Title of     CUSIP Number       Fair Market       Principal
        Issuer            Class                            Value           Amount




Fisher Scientific        Common       338032204           472,587,620       15,571,256
International, Inc.

Finlay Enterprises,      Common       317884104            10,408,234          689,913
Inc.

Cott Corporation         Common       999300445           306,365,270       20,222,130

The Smith and            Common       831758107             4,376,561        1,059,700
Wollensky Restaurant
Group, Inc.

COLUMN TOTALS                                             793,737,685




** TABLE CONTINUED...**

        Item 1                            Item 6                              Item 7                       Item 8
        ------                            ------                              ------                       ------

                                                                             Managers                   Voting Authority
        Name of                                                                 see       ------------------------------------------
        Issuer                     Investment Discretion                     Instr. V
                        --------------------------------------------------                                   (Shares)
                           (a) Sole      (b) Shared as   (c) Shared Other                   (a) Sole        (b) Shared       (c) No
                                           Devined in
                                            Instr. V
Fisher Scientific         15,571,256                                                       15,571,256
International, Inc.

Finlay Enterprises,          689,913                                                          689,913
Inc.

Cott Corporation          20,222,130                                                       20,222,130

The Smith and              1,059,700                                                        1,059,700
Wollensky Restaurant
Group, Inc.

COLUMN TOTALS



** TABLE COMPLETE **